SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables
Deposits	$ 32	$ 7
Prepayments	1,286	124
Other receivables	53	1
Deposits, prepayments and other receivables total	$ 1,371	$ 132